SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Liabilities from Quality Assurance Program) (Details) - Guarantee obligations - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Liabilities from quality assurance program
Cost incurred due to organized fraud incident associated to FastTrack loan products	¥ 81,300
Movement of liability from risk reserve fund guarantee:
Beginning balance		¥ 546,332
Provision at the inception of new loans		1,598,238
Provision for fraud incident		81,263
Net Payment		(754,833)
Ending balance		1,471,000
Maximum exposure		¥ 1,114,805	¥ 453,230